Other Liabilities - Additional Information (Detail)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)		Dec. 31, 2020 CAD ($)		Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Other Liabilities [Line Items]
Repayments of borrowings		$ 8,224,068	$ 7,009,073	$ 9,781,554		$ 9,011,638		$ 6,787,528
Income from government loan forgiveness	$ (181,770)		$ (299,082)	$ 1,825,237	[1]	124,507	[1]
Paycheck Protection Program [Member]
Schedule of Other Liabilities [Line Items]
Number of borrowings forgiven				5
US Government Loans [Member] | Paycheck Protection Program [Member]
Schedule of Other Liabilities [Line Items]
Repayments of borrowings				$ 0
Income from government loan forgiveness				$ 1,825,237
Each Loan [Member] | US Government Loans [Member] | Paycheck Protection Program [Member]
Schedule of Other Liabilities [Line Items]
Borrowings, Interest rate				1.00%					1.00%
Borrowings, Maturity				maturity dates in February and May 2026
Two Loans [Member] | US Government Loans [Member] | Paycheck Protection Program [Member]
Schedule of Other Liabilities [Line Items]
Notional amount				$ 840,845					$ 668,689
Four loans [Member] | US Government Loans [Member] | Paycheck Protection Program [Member]
Schedule of Other Liabilities [Line Items]
Notional amount						$ 1,120,139				$ 805,246

[1]	Includes other income recognized as below market interest rate benefit.